UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03189

Name of Fund:	BlackRock Financial Institutions Series Trust
BlackRock Summit Cash Reserves Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Financial Institutions Series Trust, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2024

Date of reporting period: 04/30/2024

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

April 30, 2024
2024 Annual Report

BlackRock Financial Institutions Series Trust
• BlackRock Summit Cash Reserves Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

 Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.
Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC
Total Returns as of April 30, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	20.98%	22.66%
U.S. small cap equities (Russell 2000® Index)	19.66	13.32
International equities (MSCI Europe, Australasia, Far East Index)	18.63	9.28
Emerging market equities (MSCI Emerging Markets Index)	15.40	9.88
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.66	5.36
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	3.66	(6.40)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.97	(1.47)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.06	2.08
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.99	9.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
2This Page is not Part of Your Fund Report

Table of Contents

Money Market Overview For the 12-Month Period Ended April 30, 2024

Market Review
During the 12-month period ended April 30, 2024, the Federal Open Market Committee (the “FOMC” or, the “Committee”) raised the federal funds rate a total of 0.50% to bring the policy rate range to 5.25%-5.50%. These monetary policy actions set the benchmark rate to its highest level in more than 22 years.
While the overall messaging from the FOMC was centered on bringing inflation back down to its 2% target over this period, a notable shift occurred after inflation peaked in July 2023 and a remarkable disinflation trend took hold in the second half of 2023.  Chairman Jerome Powell stressed patience while acknowledging the economy was likely “approaching a place where there really are risks on both sides.” At this point, the FOMC’s dual mandate to promote maximum employment and stable prices came into greater importance and the FOMC must now attempt to balance the two risks.
The Committee remained steadfast in its economic forecast desire to initiate interest rate cuts at some point in 2024; however, based on the economic data released over the course of the period alluding to persistently stubborn inflation, the Committee stressed the need for patience before beginning to normalize monetary policy rates. As such, FOMC members voted to keep language in the post-meeting statement following the March 2024 meeting that they would not be cutting rates until they “gained greater confidence” that inflation was on a steady path back to the central bank’s 2% annual target.  Minutes from the meeting revealed that, “participants generally noted their uncertainty about the persistence of high inflation and expressed the view that recent data had not increased their confidence that inflation was moving sustainably down to 2 percent.”
In terms of supply side dynamics, the Treasury bill (“T-bill”) market experienced the largest surge of supply in history (outside of the emergency 2020 pandemic response). The resolution of the debt ceiling impasse following the signing of the Fiscal Responsibility Act into law in June 2023 allowed for the U.S. Treasury to issue all necessary debt to meet its obligations.  In total, the U.S. Treasury issued over $1.8 trillion net new T-bill supply since the signing of the Act through the end of this period. This supply was well received by the market as demand came from cash that had been placed daily with the Federal Reserve Bank of New York’s Reverse Repurchase Agreement Operation. Use of this operation peaked at just over $2.2 trillion and gradually declined to under $500 billion during the period.
Outlook
The Committee’s Summary of Economic Projections interest rate forecast implies three cuts in the federal funds target range during 2024. We believe the FOMC will eventually move to adjust the federal funds rate lower in a gradual fashion should core inflation begin to steadily moderate in the second half of 2024.
Our assessment of the timing and magnitude of any future downward adjustments in the Fed’s key policy rate will continue to affect our investment strategy. The investment adviser has maintained a neutral stance of duration and remains confident that front-end rates have likely peaked during the period. The Fund has actively extended into more fixed rate T-bills and locked in yields between 5.20% and 5.30% that should perform well if the FOMC cuts rates in 2024.
Overall funding and liquidity conditions remain healthy. The Fed will begin tapering the Quantitative Tightening program in June 2024 and bank reserves remain abundant by most measures. Net T-bill supply is expected to contract in Q2 2024. Investors’ expectations around the FOMC’s interest rate policy will likely influence daily reverse repurchase agreement utilization, which is down dramatically since the end of 2023 but generally rangebound toward the end of the first quarter averaging around $450 billion daily.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2024 BlackRock Annual Report to Shareholders

Fund Summary as of April 30, 2024

BlackRock Summit Cash Reserves Fund
Investment Objective
BlackRock Summit Cash Reserves Fund’s (the “Fund”) investment objective is to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities.

CURRENT SEVEN-DAY YIELDS
Share Class	7-Day SEC Yield	7-Day Yield
Institutional	4.93%	4.93%
Investor A	4.94	4.94
Investor C	4.18	4.18

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains. Past performance is not an indication of future results.

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Repurchase Agreements	41.7%
U.S. Treasury Obligations	40.7
U.S. Government Sponsored Agency Securities	18.2
Liabilities in Excess of Other Assets	(0.6)
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Expense Example
	Actual			Hypothetical 5% Return
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,025.00	$ 2.11	$ 1,000.00	$ 1,022.78	$ 2.11	0.42%
Investor A	1,000.00	1,025.00	2.11	1,000.00	1,022.78	2.11	0.42
Investor C	1,000.00	1,021.20	5.87	1,000.00	1,019.05	5.87	1.17

(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

Fund Summary / Disclosure of Expenses

Schedule of Investments
April 30, 2024
BlackRock Summit Cash Reserves Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Short-Term Securities
U.S. Government Sponsored Agency Securities — 18.2%
Fannie Mae, 2.63%, 09/06/24	$5,150	$ 5,099,823
Federal Farm Credit Banks Funding Corp.
5.13%, 12/04/24	1,019	1,018,756
5.00%, 04/04/25	971	970,344
(1-day SOFR + 0.05%), 5.37%, 05/09/24(a)	2,215	2,215,000
(1-day SOFR + 0.05%), 5.37%, 06/20/25(a)	310	310,000
(1-day SOFR + 0.09%), 5.41%, 08/26/24(a)	4,280	4,280,000
(1-day SOFR + 0.09%), 5.41%, 09/23/24(a)	2,060	2,060,000
(1-day SOFR + 0.10%), 5.42%, 08/01/24(a)	1,055	1,055,000
(1-day SOFR + 0.14%), 5.46%, 05/27/25(a)	4,090	4,090,000
(1-day SOFR + 0.17%), 5.49%, 01/23/25(a)	2,845	2,845,000
Federal Farm Credit Discount Notes, 5.44%, 09/19/24(b)	1,620	1,587,133
Federal Home Loan Bank Discount Notes(b)
5.46%, 06/10/24	12,020	11,949,883
5.46%, 06/17/24	600	595,891
5.33%, 07/24/24	4,540	4,484,311
5.24%, 08/02/24	1,855	1,830,752
5.09%, 09/03/24	776	762,945
4.97%, 10/04/24	8,000	7,833,427
5.23%, 11/01/24	7,503	7,311,623
5.15%, 11/04/24	776	756,208
4.92%, 11/12/24	753	733,748
4.94%, 11/26/24	4,620	4,493,268
4.83%, 01/03/25	8,000	7,746,962
5.01%, 01/24/25	850	819,722
4.85%, 01/27/25	5,096	4,918,386
5.00%, 02/10/25	2,007	1,931,370
5.00%, 02/11/25	3,465	3,333,969
Federal Home Loan Banks
5.50%, 04/15/25	4,370	4,370,000
(1-day SOFR + 0.00%), 5.32%, 05/08/24(a)	2,145	2,145,000
(1-day SOFR + 0.00%), 5.32%, 05/09/24(a)	1,800	1,800,000
(1-day SOFR + 0.00%), 5.32%, 07/29/24(a)	1,700	1,700,000
(1-day SOFR + 0.00%), 5.32%, 08/23/24(a)	2,600	2,600,000
(1-day SOFR + 0.00%), 5.32%, 08/26/24(a)	900	900,000
(1-day SOFR + 0.00%), 5.32%, 08/27/24(a)	3,800	3,800,000
(1-day SOFR + 0.00%), 5.32%, 08/29/24(a)	880	880,000
(1-day SOFR + 0.00%), 5.32%, 09/04/24(a)	6,360	6,360,000
(1-day SOFR + 0.00%), 5.32%, 09/09/24(a)	3,845	3,844,988
(1-day SOFR + 0.00%), 5.32%, 09/17/24(a)	700	700,000
(1-day SOFR + 0.00%), 5.32%, 09/23/24(a)	1,400	1,400,000
(1-day SOFR + 0.01%), 5.33%, 06/18/24(a)	4,000	4,000,000
(1-day SOFR + 0.01%), 5.33%, 06/27/24(a)	1,700	1,700,000
(1-day SOFR + 0.01%), 5.33%, 10/16/24(a)	1,100	1,100,000
(1-day SOFR + 0.01%), 5.33%, 10/22/24(a)	2,800	2,800,000
(1-day SOFR + 0.01%), 5.33%, 10/24/24(a)	1,700	1,700,000
(1-day SOFR + 0.01%), 5.33%, 11/18/24(a)	1,800	1,800,000
(1-day SOFR + 0.01%), 5.33%, 11/21/24(a)	500	500,000
(1-day SOFR + 0.07%), 5.39%, 05/24/24(a)	1,000	1,000,035
(1-day SOFR + 0.07%), 5.39%, 07/12/24(a)	1,005	1,005,000
(1-day SOFR + 0.08%), 5.40%, 06/06/24(a)	2,100	2,100,134
(1-day SOFR + 0.11%), 5.43%, 10/28/24(a)	2,800	2,800,022
(1-day SOFR + 0.16%), 5.48%, 07/21/25(a)	5,060	5,060,000
(1-day SOFR + 0.20%), 5.52%, 11/13/25(a)	4,210	4,210,000
		145,308,700
Security	Par (000)	Value
U.S. Treasury Obligations — 40.7%
U.S. Treasury Bills(b)
5.39%, 05/07/24 - 10/31/24	$33,033	$ 32,656,068
5.47%, 05/09/24	16,348	16,328,882
Series WI, 5.50%, 05/16/24	10,916	10,892,030
5.36%, 05/21/24 - 08/06/24	13,576	13,406,553
5.46%, 05/23/24	19,025	18,964,194
5.40%, 05/30/24 - 08/20/24	22,996	22,834,441
5.34%, 06/04/24 - 09/19/24	7,751	7,652,698
5.41%, 06/11/24 - 08/27/24	17,802	17,593,168
5.30%, 06/13/24	5,613	5,578,933
5.35%, 06/20/24	10,680	10,604,322
5.26%, 07/05/24	13,710	13,585,082
5.29%, 07/11/24	15,386	15,231,569
5.19%, 07/18/24	16,497	16,319,065
5.37%, 07/23/24 - 10/24/24	20,964	20,620,748
5.23%, 07/25/24	12,880	12,727,392
5.20%, 08/01/24	8,131	8,027,737
5.33%, 09/05/24	6,651	6,531,172
5.31%, 09/12/24	5,085	4,988,470
5.32%, 10/10/24	3,260	3,185,208
4.83%, 12/26/24	3,398	3,294,383
4.81%, 01/23/25	3,101	2,995,382
5.06%, 03/20/25	907	867,857
U.S. Treasury Floating Rate Notes(a)
(3-mo. U.S. Treasury Money Market Yield + 0.04%), 5.36%, 07/31/24	7,000	7,000,558
(3-mo. U.S. Treasury Money Market Yield + 0.14%), 5.46%, 10/31/24	19,950	19,947,974
(3-mo. U.S. Treasury Money Market Yield + 0.20%), 5.52%, 01/31/25	9,000	9,000,000
(3-mo. U.S. Treasury Money Market Yield + 0.13%), 5.45%, 07/31/25	12,845	12,843,379
(3-mo. U.S. Treasury Money Market Yield + 0.17%), 5.53%, 10/31/25	2,461	2,459,869
(3-mo. U.S. Treasury Money Market Yield + 0.25%), 5.57%, 01/31/26	7,720	7,720,000
U.S. Treasury Notes
4.99%, 02/28/25	166	160,864
5.03%, 02/28/25	166	162,973
		324,180,971
Total Short-Term Securities —58.9% (Cost: $469,489,671)		469,489,671
Total Repurchase Agreements — 41.7% (Cost: $332,000,000)		332,000,000
Total Investments — 100.6% (Cost: $801,489,671)		801,489,671
Liabilities in Excess of Other Assets — (0.6)%		(4,819,320)
Net Assets — 100.0%		$ 796,670,351

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rates are the current rate or a range of current rates as of period end.

2024 BlackRock Annual Report to Shareholders

Schedule of Investments (continued)
April 30, 2024
BlackRock Summit Cash Reserves Fund

Repurchase Agreements
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
BNP Paribas S.A.	5.32%	04/30/24	05/01/24	$ 70,000	$ 70,000,000	$ 70,010,344	U.S. Treasury Obligation, 0.00% to 1.88%, due 7/31/26 to 2/15/47	$ 85,345,800	$ 71,400,031
BofA Securities, Inc.	5.31	04/30/24	05/01/24	35,000	35,000,000	35,005,163	U.S. Treasury Obligation, 5.48%, due 4/30/26	35,697,200	35,700,056
	5.33	04/30/24	05/01/24	30,000	30,000,000	30,004,442	U.S. Government Sponsored Agency Obligation, 2.00% to 8.00%, due 5/15/30 to 1/20/72	40,910,080	30,600,000
Total BofA Securities, Inc.					$ 65,000,000				$ 66,300,056
J.P. Morgan Securities LLC	5.31	04/30/24	05/01/24	65,000	65,000,000	65,009,587	U.S. Treasury Obligation, 4.25%, due 12/31/24 to 5/31/25	65,837,900	66,300,001
Mizuho Securities USA, Inc.	5.33	04/30/24	05/01/24	67,000	67,000,000	67,009,920	U.S. Treasury Obligation, 0.25% to 4.38%, due 10/31/24 to 8/15/33	73,711,700	68,340,043
TD Securities (USA) LLC	5.31	04/30/24	05/01/24	65,000	65,000,000	65,009,587	U.S. Treasury Obligation, 0.25% to 2.13%, due 6/15/24 to 2/15/26	68,168,700	66,300,053
					$ 332,000,000				$ 338,640,184
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Repurchase Agreements	$ —	$ 332,000,000	$ —	$ 332,000,000
U.S. Government Sponsored Agency Securities	—	145,308,700	—	145,308,700
U.S. Treasury Obligations	—	324,180,971	—	324,180,971
	$—	$801,489,671	$—	$801,489,671
See notes to financial statements.
Schedule of Investments

Statement of Assets and Liabilities
April 30, 2024

BlackRock Summit Cash Reserves Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 469,489,671
Cash	1,742,143
Repurchase agreements, at value(b)	332,000,000
Receivables:
Capital shares sold	8,923,777
Interest — unaffiliated	506,347
Prepaid expenses	47,311
Total assets	812,709,249
LIABILITIES
Payables:
Investments purchased	11,978,823
Accounting services fees	9,313
Capital shares redeemed	3,519,103
Custodian fees	7,674
Income dividend distributions	126,526
Investment advisory fees	240,554
Trustees’ and Officer’s fees	2,373
Other accrued expenses	14,859
Professional fees	90,560
Distribution fees	191
Transfer agent fees	48,922
Total liabilities	16,038,898
Commitments and contingent liabilities
NET ASSETS	$ 796,670,351
NET ASSETS CONSIST OF
Paid-in capital	$ 796,651,490
Accumulated earnings	18,861
NET ASSETS	$ 796,670,351
(a)Investments, at cost—unaffiliated	$469,489,671
(b)Repurchase agreements, at cost	$332,000,000

2024 BlackRock Annual Report to Shareholders

Statement of Assets and Liabilities  (continued)
April 30, 2024

BlackRock Summit Cash Reserves Fund
NET ASSET VALUE
Institutional
Net assets	$ 114,948,186
Shares outstanding	114,973,750
Net asset value	$ 1.00
Shares authorized	Unlimited
Par value	$0.10
Investor A
Net assets	$ 681,247,050
Shares outstanding	681,397,761
Net asset value	$ 1.00
Shares authorized	Unlimited
Par value	$0.10
Investor C
Net assets	$ 475,115
Shares outstanding	475,221
Net asset value	$ 1.00
Shares authorized	Unlimited
Par value	$0.10
See notes to financial statements.
Financial Statements

Statement of Operations
Year Ended April 30, 2024

BlackRock Summit Cash Reserves Fund
INVESTMENT INCOME
Interest — unaffiliated	$36,233,193
Total investment income	36,233,193
EXPENSES
Investment advisory	3,394,768
Transfer agent — class specific	157,206
Professional	136,190
Registration	122,826
Accounting services	28,083
Printing and postage	26,377
Custodian	23,065
Trustees and Officer	11,493
Distribution — class specific	4,446
Miscellaneous	12,674
Total expenses	3,917,128
Less:
Fees waived and/or reimbursed by the Manager	(914,001)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(155,437)
Total expenses after fees waived and/or reimbursed	2,847,690
Net investment income	33,385,503
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	4,979
Net realized and unrealized gain	4,979
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,390,482
See notes to financial statements.

2024 BlackRock Annual Report to Shareholders

Statements of Changes in Net Assets

	BlackRock Summit Cash Reserves Fund
	Year Ended 04/30/24	Year Ended 04/30/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$33,385,503	$14,552,466
Net realized gain	4,979	7,043
Net increase in net assets resulting from operations	33,390,482	14,559,509
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(5,290,379)	(2,608,344)
Investor A	(28,068,800)	(11,926,437)
Investor C	(24,629)	(17,812)
Decrease in net assets resulting from distributions to shareholders	(33,383,808)	(14,552,593)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	213,847,102	123,541,067
NET ASSETS
Total increase in net assets	213,853,776	123,547,983
Beginning of year	582,816,575	459,268,592
End of year	$796,670,351	$582,816,575

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Summit Cash Reserves Fund
	Institutional
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 07/15/19(a) to 04/30/20

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0491	0.0263	0.0001	0.0000 (b)	0.0098
Net realized and unrealized gain	0.0000 (b)	0.0000 (b)	0.0000 (b)	0.0003	0.0000 (b)
Net increase from investment operations	0.0491	0.0263	0.0001	0.0003	0.0098
Distributions(c)
From net investment income	(0.0491)	(0.0263)	(0.0001)	(0.0000)(d)	(0.0098)
From net realized gain	(0.0000)(d)	(0.0000)(d)	(0.0000)(d)	(0.0003)	(0.0000)(d)
Total distributions	(0.0491)	(0.0263)	(0.0001)	(0.0003)	(0.0098)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(e)
Based on net asset value	5.03%	2.66%	0.01%	0.03%	0.98%(f)
Ratios to Average Net Assets
Total expenses	0.59%	0.59%	0.60%	0.61%	0.64%(g)(h)
Total expenses after fees waived and/or reimbursed	0.42%	0.41%	0.12%	0.17%	0.42%(g)(h)
Net investment income	4.92%	2.66%	0.00%(i)	0.00%(i)	1.20%(h)
Supplemental Data
Net assets, end of period (000)	$114,948	$97,307	$101,901	$87,699	$97,718

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)
Includes non-recurring expenses of offering, organization and reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.62% and 0.39% respectively.

(h)	Annualized.
(i)	Amount is less than 0.005%.
See notes to financial statements.

2024 BlackRock Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Summit Cash Reserves Fund (continued)
	Investor A
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0491	0.0263	0.0002	0.0000 (a)	0.0142
Net realized and unrealized gain	0.0000 (a)	0.0000 (a)	0.0000 (a)	0.0003	0.0000 (a)
Net increase from investment operations	0.0491	0.0263	0.0002	0.0003	0.0142
Distributions(b)
From net investment income	(0.0491)	(0.0263)	(0.0002)	(0.0000)(c)	(0.0142)
From net realized gain	(0.0000)(c)	(0.0000)(c)	(0.0000)(c)	(0.0003)	(0.0000)(c)
Total distributions	(0.0491)	(0.0263)	(0.0002)	(0.0003)	(0.0142)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(d)
Based on net asset value	5.03%	2.66%	0.02%	0.04%	1.43%
Ratios to Average Net Assets
Total expenses	0.57%	0.59%	0.61%	0.60%	0.64%(e)
Total expenses after fees waived and/or reimbursed	0.42%	0.41%	0.10%	0.17%	0.42%(e)
Net investment income	4.92%	2.74%	0.01%	0.00%(f)	1.36%
Supplemental Data
Net assets, end of year (000)	$681,247	$484,690	$356,419	$346,281	$405,760

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)
Includes non-recurring expenses of offering, organization and reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.61% and 0.40% respectively.

(f)	Amount is less than 0.005%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Summit Cash Reserves Fund (continued)
	Investor C
	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0416	0.0194	0.0002	0.0000 (a)	0.0075
Net realized and unrealized gain	0.0000 (a)	0.0000 (a)	0.0000 (a)	0.0003	0.0000 (a)
Net increase from investment operations	0.0416	0.0194	0.0002	0.0003	0.0075
Distributions(b)
From net investment income	(0.0416)	(0.0194)	(0.0002)	(0.0000)(c)	(0.0075)
From net realized gain	(0.0000)(c)	(0.0000)(c)	(0.0000)(c)	(0.0003)	(0.0000)(c)
Total distributions	(0.0416)	(0.0194)	(0.0002)	(0.0003)	(0.0075)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(d)
Based on net asset value	4.24%	1.96%	0.03%	0.04%	0.75%
Ratios to Average Net Assets
Total expenses	1.35%	1.35%	1.46%	1.38%	1.52%(e)
Total expenses after fees waived and/or reimbursed	1.17%	1.11%	0.10%	0.20%	0.90%(e)
Net investment income	4.15%	1.75%	0.02%	0.00%(f)	0.51%
Supplemental Data
Net assets, end of year (000)	$475	$820	$948	$1,052	$1,956

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Includes non-recurring expenses of offering, organization and reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.49% and 0.87% respectively.

(f)	Amount is less than 0.005%.
See notes to financial statements.

2024 BlackRock Annual Report to Shareholders

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Financial Institutions Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  BlackRock Summit Cash Reserves Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The  Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional Shares are sold without a sales charge and only to certain eligible investors.  Investor A and Investor C Shares may be subject to a contingent deferred sales charge ("CDSC”).  Investor A Shares are generally available through financial intermediaries. Investor C Shares are available only through exchanges and dividend and capital gain reinvestments by current holders.  Investor C Shares automatically convert to Investor A Shares after approximately eight years.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
The   Fund operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to discretionary liquidity fees.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
Notes to Financial Statements

Notes to Financial Statements  (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.  In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral.  The liability reflects a fund’s obligation under bankruptcy law to return the excess to the counterparty.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.50% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Distribution Fees
Investor C	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended April 30, 2024, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Investor C
Distribution fees — class specific	$ 4,446
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended April 30, 2024, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended April 30, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
Fund Name	Investor A	Investor C	Total
BlackRock Summit Cash Reserves Fund	$ 10,172	$ 65	$ 10,237
For the year ended April 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Total
Transfer agent fees — class specific	$ 34,367	$ 122,593	$ 246	$ 157,206
Other Fees:  For the year ended April 30, 2024, affiliates received CDSCs as follows:
	Investor A	Investor C	Total
CDSC	$ 4,332	$ 22	$ 4,354

2024 BlackRock Annual Report to Shareholders

Notes to Financial Statements  (continued)

Expense Limitations, Waivers and Reimbursements:  With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:
Share Class	Expense Limitation
Institutional	0.42%
Investor A	0.42
Investor C	1.17
The  Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended April 30, 2024, the Manager waived and/or reimbursed $914,001 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed are included in transfer agent fees waived and/or reimbursed by the Manager—class specific in the Statement of Operations. For the year ended April 30, 2024, class specific expense waivers and/or reimbursements are as follows:
	Institutional	Investor A	Investor C	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$ 33,768	$ 121,426	$ 243	$ 155,437
The Manager and BRIL have also voluntarily agreed to waive a portion of their respective management, investment advisory fees and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as fees waived and/or reimbursed by the Manager. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time. For the year ended April 30, 2024, there were no fees waived and/or reimbursed by the Manager under this agreement.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
6.
INCOME TAX INFORMATION
It is the Fund’ s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The  Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’ s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 04/30/24	Year Ended 04/30/23
BlackRock Summit Cash Reserves Fund
Ordinary income	$ 33,383,808	$ 14,552,593
As of April 30, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Net Unrealized Gains (Losses)(a)	Total
BlackRock Summit Cash Reserves Fund	$ 18,939	$ (78)	$ 18,861

(a)	The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Summit Cash Reserves Fund	$ 801,489,749	$ —	$ (78)	$ (78)
Notes to Financial Statements

Notes to Financial Statements  (continued)

7.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’ s prospectus provides details of the risks to which the Fund is subject.
On July 12, 2023, the SEC approved changes to money market fund regulations. These changes, among other things: (i) eliminate provisions that permit a money market fund to suspend redemptions except in liquidations, (ii) require institutional prime and institutional tax-exempt money market funds to impose mandatory liquidity fees under certain conditions, (iii) permit a discretionary liquidity fee for a non-government money market fund and (iv) increase minimum daily and weekly liquidity for all money market funds. These changes will be implemented over the next 12 months depending on the change and may affect the Fund’s operations and return potential.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The  Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8.
 CAPITAL SHARE TRANSACTIONS
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold, reinvested and redeemed at $1.00 per share.
Transactions in capital shares for each class were as follows:
Share Class	Year Ended 04/30/24	Year Ended 04/30/23
Institutional
Shares sold	107,767,952	85,998,626
Shares issued in reinvestment of distributions	5,211,434	2,556,959
Shares redeemed	(95,343,127)	(93,161,642)
	17,636,259	(4,606,057)
Investor A
Shares sold and automatic conversion of shares	545,172,960	422,593,014
Shares issued in reinvestment of distributions	27,648,737	11,698,275
Shares redeemed	(376,266,084)	(306,015,734)
	196,555,613	128,275,555
Investor C
Shares sold	597,117	1,507,820
Shares issued in reinvestment of distributions	21,609	16,640
Shares redeemed and automatic conversion of shares	(963,496)	(1,652,891)
	(344,770)	(128,431)
	213,847,102	123,541,067

2024 BlackRock Annual Report to Shareholders

Notes to Financial Statements  (continued)

As of April 30, 2024, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 50,000 Investor C shares of the Fund.
9.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Summit Cash Reserves Fund and the Board of Trustees of BlackRock Financial Institutions Series Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust (the “Fund”), including the schedule of investments, as of April 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
June 24, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

2024 BlackRock Annual Report to Shareholders

Important Tax Information (unaudited)

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended April 30, 2024:
Fund Name	Federal Obligation Interest
BlackRock Summit Cash Reserves Fund	$ 15,118,938
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2024:
Fund Name	Interest Dividends
BlackRock Summit Cash Reserves Fund	$ 33,385,503
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2024:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
BlackRock Summit Cash Reserves Fund	$ 33,376,641	$ 7,043
Important Tax Information

Trustee and Officer Information

Independent Trustees(a)
Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years
Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)
Chief Investment Officer, University of Delaware from
1999 to 2013; Trustee and Chair of the Finance and
Investment Committees, Winterthur Museum and Country
Estate from 2005 to 2016; Member of the Investment
Committee, Delaware Public Employees’ Retirement
System since 2002; Member of the Investment Committee,
Christiana Care Health System from 2009 to 2017;
Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and
Chair of the Audit Committee, SEI Private Trust Co. from
2001 to 2014.
			28 RICs consisting of 164 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2016)
Trustee, Financial Accounting Foundation from  2017 to
2021;  Advisory Board Member, Center for Private Equity
and Entrepreneurship at Tuck School of Business from
1997 to 2021; Director, Pacific Pension Institute from
2014 to 2018; Senior Advisor, Commonfund Capital, Inc.
(“CCI”) (investment adviser) in 2015; Chief Executive
Officer, CCI from 2013 to 2014; President & Chief
Executive Officer, CCI from 1997 to 2013; Advisory Board
Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof  from 2018 to 2022; Advisory Board
Member, Bridges Fund Management from 2016 to 2018;
Practitioner Advisory Board Member, Private Capital
Research Institute (“PCRI”) since 2017; Lecturer in the
Practice of Management, Yale School of Management
since 2019; Advisor to Finance Committee, Altman
Foundation since 2020; Investment Committee Member,
Tostan since 2021; Member of the President’s Counsel,
Commonfund since 2023.
			28 RICs consisting of 164 Portfolios	None
Collette Chilton 1958	Trustee (Since 2015)
Senior advisor, Insignia since 2024; Chief Investment
Officer, Williams College from 2006 to 2023; Chief
Investment Officer, Lucent Asset Management Corporation
from 1998 to 2006; Director, Boys and Girls Club of Boston
since 2017; Director, B1 Capital since 2018; Director,
David and Lucile Packard Foundation since 2020.
			28 RICs consisting of 164 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2016)
Bank of America Corporation from 1996 to 2015, serving in
various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial
Officer of Global Banking, Markets and Wealth
Management from 2008 to 2009, Chief Accounting Officer
from 2004 to 2008, Chief Financial Officer of Consumer
Bank from 2003 to 2004, Chief Financial Officer of Global
Corporate Investment Bank from 1999 to 2002.
			28 RICs consisting of 164 Portfolios	None
Lena G. Goldberg 1949	Trustee (Since 2019)
Director, Pioneer Public Interest Law Center since 2023;
Director, Charles Stark Draper Laboratory, Inc. from
2013 to 2021; Senior Lecturer, Harvard Business School
from 2008 to 2021; FMR LLC/Fidelity Investments
(financial services) from 1996 to 2008, serving in various
senior roles including Executive Vice President - Strategic
Corporate Initiatives and Executive Vice President and
General Counsel; Partner, Sullivan & Worcester LLP from
1985 to 1996 and Associate thereof from 1979 to 1985.
			28 RICs consisting of 164 Portfolios	None

2024 BlackRock Annual Report to Shareholders

Trustee and Officer Information (continued)
Independent Trustees(a) (continued)
Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years
Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022.	28 RICs consisting of 164 Portfolios	GrafTech International Ltd. (materials manufacturing); Sealed Air Corp. (packaging); WABCO (commercial vehicle safety systems) from 2015 to 2020; Hertz Global Holdings (car rental) from 2015 to 2021.
Cynthia A. Montgomery 1952	Trustee (Since 2007)	Professor, Harvard Business School since 1989.	28 RICs consisting of 164 Portfolios	None
Donald C. Opatrny 1952	Trustee (Since 2019)
Chair of the Board of Phoenix Art Museum since 2022 and
Trustee thereof since 2018; Chair of the Investment
Committee of The Arizona Community Foundation since
2022 and Trustee thereof since 2020; Director, Athena
Capital Advisors LLC (investment management firm) from
2013 to 2020; Trustee, Vice Chair, Member of the
Executive Committee and Chair of the Investment
Committee, Cornell University from 2004 to 2019; Member
of Affordable Housing Supply Board of Jackson, Wyoming
from 2017 to 2022; Member, Investment Funds
Committee, State of Wyoming from 2017 to 2023; Trustee,
Artstor (a Mellon Foundation affiliate) from 2010 to 2015;
Member of the Investment Committee, Mellon Foundation
from 2009 to 2015; President, Trustee and Member of the
Investment Committee, The Aldrich Contemporary Art
Museum from 2007 to 2014; Trustee and Chair of the
Investment Committee, Community Foundation of Jackson
Hole since 2014.
			28 RICs consisting of 164 Portfolios	None
Kenneth L. Urish 1951	Trustee (Since 2007)
Managing Partner, Urish Popeck & Co., LLC (certified
public accountants and consultants) since 1976; Past-
Chairman of the Professional Ethics Committee of the
Pennsylvania Institute of Certified Public Accountants and
Committee Member thereof since 2007; Member of
External Advisory Board, The Pennsylvania State
University Accounting Department since 2001, Emeritus
since 2022; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family
Institute from 2001 to 2010; President and Trustee,
Pittsburgh Catholic Publishing Associates from 2003 to
2008; Director, Inter-Tel from 2006 to 2007; Member,
Advisory Board, ESG Competent Boards since 2020.
			28 RICs consisting of 164 Portfolios	None
Claire A. Walton 1957	Trustee (Since 2016)
Advisory Board Member, Grossman School of Business at
the University of Vermont since 2023; Advisory Board
Member, Scientific Financial Systems since 2022; General
Partner of Neon Liberty Capital Management, LLC from
2003 to 2023; Chief Operating Officer and Chief Financial
Officer of Liberty Square Asset Management, LP from
1998 to 2015; Director, Boston Hedge Fund Group from
2009 to 2018; Director, Massachusetts Council on
Economic Education from 2013 to 2015; Director,
Woodstock Ski Runners from 2013 to 2022.
			28 RICs consisting of 164 Portfolios	None
Trustee and Officer Information

Trustee and Officer Information (continued)

Interested Trustees(a)(d)
Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years
Robert Fairbairn 1965	Trustee (Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock’s Global Executive and Global Operating
Committees; Co-Chair of BlackRock’s Human Capital
Committee; Senior Managing Director of BlackRock, Inc.
from 2010 to 2019; oversaw BlackRock’s Strategic Partner
Program and Strategic Product Management Group from
2012 to 2019; Member of the Board of Managers of
BlackRock Investments, LLC from 2011 to 2018; Global
Head of BlackRock’s Retail and iShares® businesses from
2012 to 2016.
			96 RICs consisting of 266 Portfolios	None
John M. Perlowski(e) 1964	Trustee (Since 2015) President (Since 2018), Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	98 RICs consisting of 268 Portfolios	None

(a)	The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of
Independent Trustees on a case-by-case basis, as appropriate.

(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Cynthia A. Montgomery, 1994; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016;
Donald C. Opatrny, 2015.

(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e)	Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.

2024 BlackRock Annual Report to Shareholders

Trustee and Officer Information (continued)

Officers Who Are Not Trustees(a)
Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past 5 Years
Roland Villacorta 1971	Vice President (Since 2022)
Managing Director of BlackRock, Inc. since 2002; Head of Global Cash Management and Head of Securities Lending
within BlackRock’s Global Markets Group since 2022; Member of BlackRock’s Global Operating Committee since
2016 and Human Capital Committee since 2023.

Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016.
Trent Walker 1974	Chief Financial Officer (Since 2021)	Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman 1974	Chief Compliance Officer (Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019.
Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018.

(a)	The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)	Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Trust.
Effective June 1, 2024, Lori Richards was appointed as a Trustee of the Trust.
Trustee and Officer Information

Additional Information

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at sec.gov. The Fund makes portfolio holdings available to shareholders on its website at blackrock.com.
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 626-1960; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

2024 BlackRock Annual Report to Shareholders

Additional Information (continued)

BlackRock Privacy Principles (continued)
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate

2024 BlackRock Annual Report to Shareholders

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
SUMMITMM-04/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Summit Cash Reserves Fund	$28,356	$28,356	$407	$0	$9,880	$9,900	$0	$218

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser

2

whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,”

3

“Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Summit Cash Reserves Fund	$10,287	$10,118

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

4

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 14 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

5

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Financial Institutions Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Financial Institutions Series Trust

Date: June 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Financial Institutions Series Trust

Date: June 24, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Financial Institutions Series Trust

Date: June 24, 2024

6